Share based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share based compensation
Stock Based Compensation Expense
	For the years ended December 31,
	2024	2023	2022
Stock Option Expense	$118,849	$92,500	$22,552
Deferred Share Units	15,000	-	-
Compensation Expense	52,634	55,821	-
Stock-based compensation expense in Contributed Capital	186,483	148,321	22,552

Employee Share Purchase Plan	41,619	30,508	39,389
Restricted Stock Units	40,632	62,442	153,343
Total stock-based compensation expense	268,734	241,271	215,284

Stock Options Outstanding
Exercise price per share	# of options outstanding	# of options exercisable	Average remaining life (in years)
$0.174	69,200	69,200	0.9
$0.200	166,200	166,200	3.4
$0.216	1,825,200	55,200	3.0
$0.252	115,250	115,250	2.9
$0.259	100,000	-	3.7
$0.260	52,650	52,650	3.0
$0.264	177,200	177,200	3.0
$0.440	21,360	21,360	0.9
$0.510	16,000	16,000	0.7
$0.550	30,000	30,000	0.1
$0.620	18,050	18,050	0.9
$0.680	32,250	32,250	0.9
$0.720	24,460	24,460	0.9
	2,647,820	777,820	2.8

Stock Option Activity
	For the years ended December 31,
	2024		2023
		weighted		Weighted
	# of stock	average	# of stock	Average
	Options	exercise price	Options	exercise price
Options outstanding, start of the year	2,927,820	$0.32	461,320	$0.51
Granted	-	$-	2,716,500	$0.22
Forfeited	(180,000)	$(0.22)	(100,000)	$(0.22)
Expired	(100,000)	$(0.52)	(150,000)	$(0.59)
Options outstanding, end of the year	2,647,820	$0.24	2,927,820	$0.25
Options exercisable, end of the year	777,820	$0.30	877,820	$0.32
	For the year ended December 31,
	2022
		Weighted
	# of stock	Average
	Options	exercise price
Options outstanding, start of the year	358,660	$0.56
Granted	134,060	$0.40
Cancelled	(31,400)	$(0.51)
Options outstanding, end of the year	461,320	$0.51
Options exercisable, end of the year	461,320	$0.51

Weighted Average Assumptions
For the year ended	2024	2023	2022
Expected dividends paid per common share	-	Nil	Nil
Expected life in years	-	5.0	5.0
Weighted average expected volatility in the price of common shares	-	79%	75%
Weighted average risk-free interest rate	-	3.32%	3.05%
Weighted average fair market value per share at grant date	-	$0.22	$0.40
Forfeiture rate	-	18.5%	0%

Deferred Stock Unit Activity
	For the years ended December 31,
Opening balance	2024	2023	2022
Opening balance	37,354	37,354	37,354
Granted	82,872	-	-
Closing balance	120,226	37,354	37,354

Restricted Stock Unit Activity
	For the years ended December 31,
	2024		2023
	# of RSUs	FV/Unit	# of RSUs	FV/Unit
RSUs outstanding, start of the year	-	-	348,334	$0.21
Granted	1,035,000	$0.14	-	-
Common shares issued	-	-	(256,619)	$(0.26)
Payroll withholdings settled in cash	-	-	(91,715)	$(0.23)
Forfeited	(120,000)	$(0.14)	-	-
RSUs outstanding, end of the year	915,000	$0.155	-	-
	For the year ended December 31,
	2022
	# of RSUs	FV/Unit
RSUs outstanding, start of the year	696,666	$0.61
Granted	-	-
Common shares issued	(212,304)	$(0.58)
Payroll withholdings settled in cash	(136,028)	$(0.58)
RSUs outstanding, end of the year	348,334	$0.21

Employee Stock Purchase Plan
	For the years ended December 31,
	2024		2023
	# of shares	$ amount	# of shares	$ amount
Purchased by employees	234,974	$41,620	168,515	$36,246
Matched by the Company	234,973	41,619	140,994	30,509
Total Common Shares issued	469,947	83,239	309,509	66,755
	For the year ended December 31,
	2022
	# of shares	$ amount
Purchased by employees	105,221	$49,738
Matched by the Company	83,412	39,389
Total Common Shares issued	188,633	89,127